NATURE AND DESCRIPTION OF BUSINESS (Details Narrative)																																				1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 10, 2025	Jan. 01, 2025 USD ($) shares	Jan. 01, 2025 GBP (£) shares	Dec. 30, 2024 shares	Dec. 18, 2024	Dec. 16, 2024 USD ($)	Aug. 29, 2024 USD ($)	Aug. 29, 2024 GBP (£)	Aug. 28, 2024 £ / shares shares	Aug. 15, 2024 USD ($)	Aug. 15, 2024 GBP (£)	Aug. 13, 2024 £ / shares shares	Jul. 31, 2024	May 06, 2024 GBP (£) shares	Mar. 12, 2024 USD ($) shares	Mar. 12, 2024 GBP (£) shares	Mar. 11, 2024 USD ($) shares	Mar. 11, 2024 GBP (£) shares	Mar. 08, 2024 £ / shares shares	Dec. 18, 2023 USD ($) $ / shares shares	Dec. 18, 2023 GBP (£) £ / shares shares	Dec. 15, 2023	Sep. 05, 2023 £ / shares	Aug. 30, 2023 USD ($) shares	Aug. 30, 2023 GBP (£) shares	Mar. 27, 2023 USD ($) $ / shares shares	Mar. 27, 2023 GBP (£) shares	Nov. 27, 2022 USD ($) $ / shares shares	Nov. 27, 2022 GBP (£)	Nov. 24, 2022 $ / shares shares	Nov. 15, 2022 $ / shares shares	Jun. 08, 2022 USD ($) shares	Jun. 08, 2022 GBP (£) shares	Feb. 10, 2022 USD ($) shares	Feb. 10, 2022 GBP (£) shares	Jan. 31, 2024 £ / shares shares	Jan. 31, 2023 £ / shares shares	Aug. 31, 2023 USD ($) shares	Aug. 31, 2023 GBP (£) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£) shares	May 07, 2025 USD ($)	May 07, 2025 GBP (£)	Jan. 31, 2025 shares	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 16, 2024 £ / shares	May 06, 2024 $ / shares shares	May 06, 2024 £ / shares shares	Dec. 21, 2023 £ / shares	Nov. 24, 2022 £ / shares	Nov. 15, 2022 £ / shares	Aug. 09, 2022 USD ($) shares	Aug. 09, 2022 GBP (£) £ / shares shares	Feb. 10, 2022 GBP (£) shares	Dec. 31, 2021 GBP (£)	Apr. 30, 2021 USD ($)
Stock split ratio desctiption																						ordinary shares from one ADS representing one ordinary share to one ADS representing 20 ordinary shares
American depositary shares ratio description													one ADS representing 20 ordinary shares to one ADS representing 200 ordinary shares.									On December 15, 2023, the Company changed its ratio of American Depositary Shares (“ADSs”) ordinary shares from one ADS representing one ordinary share to one ADS representing 20 ordinary shares
Issuance of ordinary shares																																								2,550,807,451		20,570,088					2,550,807,451
Shares issued																																		16																						16
Number of shares issued																																230,000	230,000	63,280	63,280
Issuance of shares | £																																									£ 791,723	£ 5,233,113	£ 16,799,828
Conversion of loan | $																																		$ 13,400,000
Convertible note																																																						$ 800,000	£ 600,000			$ 20,000,000
Gross proceeds of warrants | £																																										5,127,260	18,806,153
Proceeds from warrant exercises | £																																									11,084,447
Sale of stock | £																																	£ 58
Proceeds from issuance of ordinary shares																																$ 4,600,000	3,700,000								819,635	£ 4,186,862	3,369,877
Offering expenses																																$ 800,000	£ 600,000
Class of warrant or right outstanding																																																						11,678	11,678
Conversion price | £ / shares																																																							£ 5,000
Conversion price not being bwlow | £ / shares																																																							£ 2,000
Warrant exercise price decrease | £ / shares																							£ 316.28
Common stock, par value | £ / shares																																										£ 0.0001					£ 0.0001
Dividend Payment Restrictions Schedule, Description					On December 18, 2024, the Company publicly announced that its Board of Directors approved a special dividend to its shareholders of 0.25 ADSs for every 1 ADS held by shareholders, pending shareholder approval and that the dividend is expected to be declared on December 30, 2024, and payable to shareholders who own the Company’s stock at the close of trading on January 2, 2025 (the “Stock Dividend”).
Cash and cash equivalents																																								$ 1,500,000		£ 2,462,609					£ 1,200,000
Working capital																																								2,000,000.0							1,600,000
Total shareholders' equity																																								3,800,000		2,685,230	331,265				3,009,623										£ (16,559,049)
Net cash used in operating activities																																								15,800,000	12,567,288	10,544,870	15,292,297
Net loss																																								15,300,000	12,154,030	£ 5,906,953	£ 1,313,601
Income (Loss) from Equity Method Investments																																								122,900,000	98,300,000
Chief Executive Officer [Member]
Converted amount																	$ 24,760	£ 19,765
Securities First Purchase Agreement [Member]
Sale of stock | £																													£ 39
Securities Purchase Agreement [Member]
Number of shares issued																				375	375
Warrants to purchase ADSs and shares																				8,375
Proceeds from warrant exercises | $																				$ 3,500,000
Warrant exercise price | £ / shares									£ 15.20			£ 15.60
Proceeds from offering							$ 6,000,000.0	£ 4,600,000		$ 2,000,000.0	£ 1,600,000															$ 4,900,000	£ 4,000,000.0
Payments of Stock Issuance Costs | £																											£ 500,000
Converted amount																																						$ 810,000	£ 630,000
Converted loan note equity through issuance of Ordinary shares																																						1,590,130	1,590,130
Agreement [Member]
Warrants to purchase ADSs and shares																								117	117
Gross proceeds of warrants																								$ 2,800,000	£ 2,200,000
Securities Third Purchase Agreement [Member]
Number of shares issued																				1,500,000	1,500,000
Warrants to purchase ADSs and shares																				3,119
Sale of stock | £																					£ 375
Proceeds from issuance of ordinary shares | $																				$ 3,500,000
Warrant exercise price | $ / shares																				$ 400
Warrants expiration term																				5 years
Warrant exercise price per share | £ / shares																					£ 316.28		£ 1,400
At The Market Offering Agreement [Member]
Proceeds from offering																																								$ 960,879	£ 767,414
Commission percentage on gross proceeds						3.00%
Common Stock [Member]
Number of shares issued															12,475,000	12,475,000														3	21					27,960,000	1,315,000			287,504,353	287,504,353	19,620,130	559,006
Issuance of shares | £																																			£ 31,640						£ 28,751	£ 1,962	£ 202,017
Proceeds from warrant exercises															$ 1,263,000	£ 986,772
Warrants purchase price | (per share)																														$ 6.51	$ 7.565						£ 0.0001															£ 5.41	£ 6.362
Common stock, par value | £ / shares																																				£ 0.0001
Stock dividend, shares				559,329,010																																				559,329,010	559,329,010
Total shareholders' equity | £																																										2,057	95				£ 255,082										£ 195,476
Net loss | £
Common Stock [Member] | Consultant [Member]
Common stock, par value | £ / shares																			£ 0.0001
Number of shares, issued for services																			2,421,400
Common Stock [Member] | Chief Executive Officer [Member]
Number of shares, issued for services																	476,153	476,153
Common Stock [Member] | Securities Purchase Agreement [Member]
Number of shares issued									10,711,600			4,790,000														215,000	215,000
Common Stock [Member] | Securities Purchase Agreement [Member] | Prefunded Warrant [Member]
Warrants to purchase ADSs and shares									1,189,288,400			395,210,000
Prefunded warrants Ordinary shares									204,929,400
Common Stock [Member] | Securities Purchase Agreement [Member] | Series G Purchase Warrant [Member]
Warrants to purchase ADSs and shares												400,000,000
Common Stock [Member] | Securities Purchase Agreement [Member] | Series H Purchase Warrant [Member]
Warrants to purchase ADSs and shares									1,200,000,000
Common Stock [Member] | Securities Purchase Agreement [Member] | Series G and H Purchase Warrant [Member]
Number of shares issued																																								228,400,000	228,400,000
Common Stock [Member] | At The Market Offering Agreement [Member]
Number of shares issued																																								269,105,200	269,105,200
Common stock, par value | £ / shares																																																£ 0.0001
Prefunded Warrant [Member]
Warrants purchase price | £ / shares																																					£ 0.0001
Prefunded Warrant [Member] | Securities First Purchase Agreement [Member]
Warrants to purchase ADSs and shares																												329
Warrant exercise price | $ / shares																												$ 100
Prefunded Warrant [Member] | Securities Purchase Agreement [Member]
Warrants to purchase ADSs and shares																										806
Warrants purchase price | (per share)									£ 19.98			£ 19.98														$ 6,396
Warrant exercise price | £ / shares									£ 0.02			£ 0.02
Prefunded Warrant [Member] | Securities Third Purchase Agreement [Member]
Warrants to purchase ADSs and shares																				8,375
Warrant exercise price | $ / shares																				$ 400
Ordinary Warrant [Member]
Gross proceeds of warrants																												$ 7,400,000	£ 6,100,000
Warrants expiration term																								5 years 6 months	5 years 6 months
Ordinary Warrant [Member] | Securities First Purchase Agreement [Member]
Warrant exercise price | $ / shares																												$ 99.98
Ordinary Warrant [Member] | Securities Third Purchase Agreement [Member]
Warrant exercise price per share | $ / shares																				$ 0.20
American Depositary Shares [Member]
Number of shares issued															3,119	3,119																				6,990	329
American Depositary Shares [Member] | Consultant [Member]
Number of shares issued																			605
American Depositary Shares [Member] | Chief Executive Officer [Member]
Number of shares issued																	119	119
American Depositary Shares [Member] | Securities Purchase Agreement [Member]
Number of shares issued												1,198														54	54
Sale of shares									2,678
American Depositary Shares [Member] | Securities Purchase Agreement [Member] | Prefunded Warrant [Member]
Warrants to purchase ADSs and shares									297,322			98,802
American Depositary Shares [Member] | Securities Purchase Agreement [Member] | Series G Purchase Warrant [Member]
Warrants to purchase ADSs and shares												100,000
American Depositary Shares [Member] | Securities Purchase Agreement [Member] | Series H Purchase Warrant [Member]
Warrants to purchase ADSs and shares									300,000
American Depositary Shares [Member] | Securities Purchase Agreement [Member] | Series G and H Purchase Warrant [Member]
Class of warrant or right outstanding																																								57,100							57,100
American Depositary Shares [Member] | At The Market Offering Agreement [Member]
Number of shares issued																																								67,276	67,276
Sale of stock, consideration received | $						$ 14,000,000
Series C Ordinary Warrant [Member] | Securities Purchase Agreement [Member]
Warrants to purchase ADSs and shares																										859
Warrants expiration term																										5 years
Placement Agent Warrants [Member] | Securities Purchase Agreement [Member]
Warrants to purchase ADSs and shares																										64
Warrant exercise price | $ / shares																										$ 6,400
Warrant [Member]
Warrants to purchase ADSs and shares																										700
Warrant exercise price | $ / shares																										$ 20,000
Warrant exercise price decrease | $ / shares																										$ 7,000
Warrant [Member] | Securities Purchase Agreement [Member]
Warrants purchase price | £ / shares									£ 20.00			£ 20.00
Warrants expiration term									1 year			1 year
Warrant [Member] | Securities Third Purchase Agreement [Member]
Number of shares issued																				33,500,000	33,500,000
Warrants to purchase ADSs and shares																				35,000,000
Series A Warrant Holders [Member] | Agreement [Member]
Class of warrant or right outstanding																								350	350
Series B Warrant Holders [Member] | Agreement [Member]
Class of warrant or right outstanding																								350	350
Series C Warrant Holders [Member] | Agreement [Member]
Class of warrant or right outstanding																								859	859
Series D Warrants [Member] | Agreement [Member]
Number of warrants issued																								3,119	3,119
Series E Warrants [Member]
Number of shares issued														4,000
Warrants to purchase ADSs and shares																																																	8,750	8,750
Gross proceeds of warrants | £														£ 3,100,000
Warrant exercise price | (per share)																																																	$ 25.00	£ 19.925	£ 357
Series F Warrants [Member]
Warrants to purchase ADSs and shares																																																	70,000,000	70,000,000
New Warrants ADS [Member]
Warrants to purchase ADSs and shares																																																	17,500	17,500
Series G and Series H Warrant [Member] | Securities Purchase Agreement [Member]
Proceeds from warrant exercises | £																																									£ 1,100,000
American Depositary Shares [Member]
Issuance of ordinary shares																																																						3,676	3,676
Shares issued																																																						1	1
Warrants to purchase ADSs and shares																																		32																				2	2	32
American Depositary Shares [Member] | Convertible Debt [Member]
Conversion of loan notes																																																						$ 800,000	£ 700,000
Series A Ordinary Warrant [Member] | Securities First Purchase Agreement [Member]
Warrants to purchase ADSs and shares																												368
Series B Ordinary Warrant [Member] | Securities First Purchase Agreement [Member]
Warrants to purchase ADSs and shares																												368
Series E Purchase Warrant [Member] | Securities Second Purchase Agreement [Member]
Warrants to purchase ADSs and shares																				8,750
IPO [Member]
Shares issued																																		21																						21
Number of shares issued																																		82,353	82,353
Convertible note | £																																																								£ 9,900,000
Gross proceeds of warrants | £																																			£ 47
Proceeds from warrant exercises																																		$ 17,500,000	12,800,000
Underwriter fees																																		$ 3,000,000.0	2,200,000
IPO [Member] | Common Stock [Member]
Issuance of shares | £																																			£ 41,176
IPO [Member] | Common Class A [Member]
Issuance of ordinary shares																																								24,693							24,693
Fair value of shares issued | £																																									£ 3,800,000
Subsequent Event [Member]
American depositary shares ratio description	one ADS representing 200 ordinary shares to one ADS representing 4,000 ordinary shares.
Prefunded warrants Ordinary shares																																														204,929,400
Cash																																												$ 2,700,000	£ 2,000,000.0
Subsequent Event [Member] | At The Market Offering Agreement [Member]
Number of shares issued		2,247,046	2,247,046
Proceeds from offering		$ 4,840,000	£ 3,870,000
Subsequent Event [Member] | Common Stock [Member] | At The Market Offering Agreement [Member]
Number of shares issued		5,649,306,400	5,649,306,400